Equity - Adjustments of Additional Paid-in Capital (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Beginning balance	$ 387,273		$ 384,272	$ 384,458
Unclaimed dividend	2		2	1
Share-based payment transactions of subsidiaries	73		89	21
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	1		(2)
Ending balance	389,130	$ 14,028	387,273	384,272
Share premium [Member]
Beginning balance	126,045		126,045	126,045
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	126,045		126,045	126,045
Movements Of Additional Paid-in Capital For Associates And Joint Ventures Accounted For Using Equity Method
Beginning balance	0		0	0
Share-based payment transactions of subsidiaries	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	1
Ending balance	1		0	0
Movements of additional paid-in capital arising from changes in equities of subsidiaries [Member]
Beginning balance	2,089		2,063	2,064
Share-based payment transactions of subsidiaries	17		26	(1)
Ending balance	2,106		2,089	2,063
Difference between consideration received and carrying amount of the subsidiaries' net assets upon disposal [Member]
Beginning balance	987		987	987
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	987		987	987
Donated capital [Member]
Beginning balance	21		19	18
Unclaimed dividend	2		2	1
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	23		21	19
Stockholders' contribution due to privatization [Member]
Beginning balance	20,648		20,648	20,648
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	20,648		20,648	20,648
Additional paid-in capital [Member]
Beginning balance	149,790		149,762	149,762
Unclaimed dividend	2		2	1
Share-based payment transactions of subsidiaries	17		26	(1)
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	1		0
Ending balance	$ 149,810	$ 5,401	$ 149,790	$ 149,762